Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Euclidean Fundamental Value ETF | Euclidean Fundamental Value ETF Class
Prospectus [Line Items]
Annual Return [Percent]	6.75%	2.45%